Net Loss Per Share - Securities Excluded in the Computation of Diluted Net Loss Per Ordinary Share (Details) - shares	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common shares attributable to anti-dilutive shares	10,981,530	69,436,898
Share options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common shares attributable to anti-dilutive shares	10,384,608	9,267,998
Performance-based Restricted Share Units ("RSUs")
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common shares attributable to anti-dilutive shares	596,922
Convertible Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common shares attributable to anti-dilutive shares		60,168,900